Drinker Biddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                             Philadelphia, PA 19103
                            Telephone: (215) 988-2700
                               Fax: (215) 988-2757
                                   www.dbr.com



                                   May 6, 2003



VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

       Re:      The Armada Advantage Fund
                FILE NOS. 33-65690/811-7850

Ladies and Gentlemen:

       On behalf of The Armada Advantage Fund (the "Fund") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that the:

       a) Prospectus for the Equity Growth, International Equity and Mid Cap Growth Funds dated May 1, 2003;

       b) Prospectus for the Equity Growth, International Equity, Mid Cap Growth, Small Cap Growth, Balanced Allocation and Bond Funds dated May 1, 2003; and

       c) Statement of Additional Information for the Equity Growth, International Equity, Mid Cap Growth, Small Cap Growth, Balanced Allocation and Bond Funds dated May 1, 2003 that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectuses and Statement of Additional Information contained in the Fund's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment





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Securities and Exchange Commission
May 6, 2003
Page 2








Company Act of 1940, as amended ("PEA #16"), which was filed on April 30, 2003; and (ii) the text of PEA #16 has been filed electronically.

       Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2442.


                                   Sincerely,



                                   /S/ EDWARD T. SEARLE
                                   Edward T. Searle



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